Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-1

4.09% Exchange Note

Class A-1 0.67000% Asset Backed Notes

Class A-2A 1.30% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.64% Asset Backed Notes

Class A-4 1.79% Asset Backed Notes

Class B 2.59% Asset Backed Notes

Class C 3.24% Asset Backed Notes

Class D 4.08% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	12/01/17
End of Period:	12/31/17
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	01/18/18
Distribution Date:	01/22/18
Transaction Month:	23

2016-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	44,222	01/05/2016	02/25/2016	$1,086,121,647

Total	44,222			$1,086,121,647

RECONCILIATION OF 2016-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$582,809,688

{2} Reduction in Agg. Securitization Value due to payments				{2}	8,155,039
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,136,563
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	24,114,406
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	33,406,008

{7} End of period Aggregate Securitization Value					{7}	$549,403,680

{8} Pool Factor					{8}	50.583991%

RECONCILIATION OF 2016-1 EXCHANGE NOTE

{9} Original Exchange Note Balance					{9}	$1,063,000,000

{10} Beginning of period Exchange Note Balance					{10}	$559,688,041

{11} Exchange Note Principal Payment Amount					{11}	33,406,008

{12} End of period Exchange Note Balance					{12}	$526,282,033

{13} Note Pool Factor					{13}	49.509128%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$125,000,000	$130,000,000	$220,000,000	$336,000,000	$80,700,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$275,101,611	$80,700,000
{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	33,406,008	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$241,695,603	$80,700,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	71.933215%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,820,000	$38,560,000	$29,870,000		$1,001,950,000

{23} Beginning of period Note Balance	{23}	$41,820,000	$38,560,000	$29,870,000		$466,051,611

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		33,406,008
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,820,000	$38,560,000	$29,870,000		$432,645,603

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		43.180359%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$582,809,688

{31} Ending Designated Pool Balance	{31}	549,403,680
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	549,403,680

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$33,406,008

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$559,688,041	$0	4.09%	30	30/360	$1,907,604

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$10,571,772
{37} Net Liquidation Proceeds collected during period	{37}	27,458,042
{38} Investment Earnings	{38}	39,487
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(39,487)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	38,029,814

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	485,675
{43} To the 2016-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,907,604
{44} To the 2016-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	33,406,008
{45} To the 2016-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	2,230,527

{47} Total Distributions:	{47}	$38,029,814

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$582,809,688
{49} Ending Agg. Securitization Value	{49}	549,403,680
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	33,406,008

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	33,406,008

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$33,406,008

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.67000%	33	Actual/360	$0
{56}	Class A-2A	$0	0	1.30%	30	30/360	0
{57}	Class A-2B	$0	0	2.10113%	33	Actual/360	0
{58}	Class A-3	$275,101,611	0	1.64%	30	30/360	375,973
{59}	Class A-4	$80,700,000	0	1.79%	30	30/360	120,378
{60}	Class B	$41,820,000	0	2.59%	30	30/360	90,262
{61}	Class C	$38,560,000	0	3.24%	30	30/360	104,112
{62}	Class D	$29,870,000	0	4.08%	30	30/360	101,558

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-1 Exchange Note Collections	{63}	$35,313,612
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	39,487
{66} Investment Earnings - and amounts released from Reserve Account	{66}	5,079
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	35,358,178

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	375,973
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	120,378
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	90,262
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	104,112
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	101,558
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	33,406,008
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	1,159,262

{95} Total Distributions:	{95}	$35,358,178

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{96}	Class A	$355,801,611	$549,403,680	$0	$34,861,202	$0
{97}	Class B	397,621,611	549,403,680	0	34,770,940	0
{98}	Class C	436,181,611	549,403,680	0	34,666,828	0
{99}	Class D	466,051,611	549,403,680	0	34,565,270	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds						{100}	$1,159,262

{101} Beginning Note Balance					{101} 466,051,611
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102} 33,406,008
{103} Pro-Forma Note Balance					{103}	432,645,603

{104} Ending Aggregate Securitization Value					{104} 549,403,680
{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,758,077)					{105} 116,758,077
{106} Required Pro Forma Note Balance {104} - {105}					{106}	432,645,603

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}						{107}	0

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{108}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value						{109}	$549,403,680
{110} End of Period Note Balance						{110}	526,282,033
{111} Overcollateralization						{111}	23,121,647
{112} Overcollateralization %							{112}	4.21%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value						{113}	549,403,680
{114} End of Period Note Balance						{114}	432,645,603
{115} Overcollateralization						{115}	116,758,077
{116} Overcollateralization %							{116}	21.25%

RECONCILIATION OF 2016-1 CASH RESERVE ACCOUNT
{117} Specified Reserve Balance							{117}	$5,430,608

{118} Beginning of Period Reserve Account balance							{118}	$5,430,608
{119} Investment Earnings						{119}	5,079
{120} From the Indenture Collection Account, the Reserve Account Required Amount						{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{121}	0
{122} Total Reserve balance available:							{122}	5,435,687

{123} Specified Reserve Balance							{123}	5,430,608

{124} Release Excess Cash to Indenture Collection Available Funds							{124}	5,079

{125} End of period Reserve Account balance							{125}	$5,430,608

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
							Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more						{126}	$3,251,369	0.59%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10% )						{127}		Yes

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{128}	Yes
{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting- Treasury
Date:	January 17, 2018

GM Financial

GMALT 2016-1

Supplemental Monthly Data

December 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$582,809,688	$497,786,205
Change	(33,406,008)	(24,265,569)

End of Period	$549,403,680	$473,520,637
Residual Value as % of Agg. Securitization Value		86.19%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	27,000	537,457,070	97.83%
31 - 60 days	434	8,695,241	1.58%
61 - 90 days	119	2,363,859	0.43%
91 - 120 days	42	887,510	0.16%

Total	27,595	549,403,680	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	152	3,909,347	3,043	80,355,475
Standard terminations	75	1,223,900	538	9,543,334

Total retained by lessee	227	5,133,247	3,581	89,898,809
Returned Vehicles
Early terminations	418	6,799,883	6,989	114,199,957
Standard terminations	799	12,181,276	4,621	76,170,382

Total returned to dealer	1,217	18,981,159	11,610	190,370,339
Charged off leases / Repossessed vehicles	57	1,136,563	1,428	29,339,183
Repurchases	0	0	8	252,765
Other	0	0	0	0

Total terminations	1,501	25,250,969	16,627	309,861,096

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,136,563	29,339,183
less: Sales proceeds	913,961	25,189,190
less: Excess wear and excess mileage received	0	0
less: Other amounts received	181,500	1,715,004

Net Credit (Gain) Loss	41,102	2,434,989

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	18,835,081	188,970,100
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	19,878,097	203,117,748
less: Excess wear and excess mileage received	46,537	285,222
less: Other recovery amounts	130,643	1,466,829

Residual (Gain) Loss	(1,220,196)	(15,899,699)

	Current Period	Prev. Month
Prepay Speed	-0.3571%	-0.1800%

Return Rate based on Scheduled to Terminate(2)	54.2335%	61.7070%

Return Rate based on Terminated Leases(3)	81.0793%	79.9054%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.